Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended			9 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2020		Dec. 31, 2019	Mar. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value		¥ 97,321			¥ 97,321			¥ 90,893
Investment in securities, measured at fair value		8,772			8,772			25,295
Other assets		7,293			7,293			18,206
Policy liabilities and Policy Account Balances		290,273			290,273			300,739
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate unpaid loan principal balance		93,104			93,104			84,906
Aggregate loan fair value		97,321			97,321			90,893
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[1]							18,206
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		290,273			290,273			300,739
Certain Equity securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		329		¥ 121	2,943		¥ 533
Investment in securities, measured at fair value		4,471			4,471			6,326
Investment in securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance		1,406			1,406			780
Investment in securities, measured at fair value		12,480			12,480			11,631
Foreign government bond securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value					8		(7)
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance		4,217			4,217			5,987
Other assets		7,293			7,293			18,206
Policy liabilities and Policy Account Balances		290,273			290,273			300,739
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		1,124		¥ 622	1,585		971
Investment in securities, measured at fair value	[2]	97,321			97,321			90,893
Fair Value, Measurements, Recurring | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value								1,631,185
Fair Value, Measurements, Recurring | Available-for-sale Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value		1,893,060			1,893,060
Fair Value, Measurements, Recurring | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		7,293	[1]		7,293	[1]		18,206
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[3]	290,273			290,273			300,739
Fair Value, Measurements, Recurring | Certain Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value	[4],[5]	398,998			398,998			375,174
Fair Value, Measurements, Recurring | Investment in securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value					18		231
Fair Value, Measurements, Recurring | Foreign government bond securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value					22		(7)
Foreign Corporate Debt Securities | Fair Value, Measurements, Recurring | Available-for-sale Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value					1,165		¥ 1,048
Investment in securities, measured at fair value		¥ 2,895			¥ 2,895			¥ 18,189

[1]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥18,206 million and ¥7,293 million as of March 31, 2020 and December 31, 2020, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the nine and three months ended December 31, 2019 and 2020, see Note 18 “Life Insurance Operations.”
[2]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were gains of ¥971 million and losses of ¥1,585 million from the change in the fair value of the loans for the nine months ended December 31, 2019 and 2020, respectively. Included in “Other (income) and expense” in the consolidated statements of income were gain of ¥622 million and losses of ¥1,124 million from the change in the fair value of the loans for the three months ended December 31, 2019 and 2020, respectively. No gains or losses were recognized in earnings during the nine months ended December 31, 2019 and 2020 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2020, were ¥84,906 million and ¥90,893 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥5,987 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of December 31, 2020, were ¥93,104 million and ¥97,321 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥4,217 million. As of March 31, 2020 and December 31, 2020, there were no loans that are 90 days or more past due or, in non-accrual status.
[3]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥300,739 million and ¥290,273 million as of March 31, 2020 and December 31, 2020, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the nine and three months ended December 31, 2019 and 2020, see Note 18 “Life Insurance Operations.”
[4]	Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥533 million and ¥2,943 million from the change in the fair value of those investments for the nine months ended December 31, 2019 and 2020, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥121 million and ¥329 million from the change in the fair value of those investments for the three months ended December 31, 2019 and 2020, respectively. The amounts of aggregate fair value elected the fair value option were ¥6,326 million and ¥10,680 million as of March 31, 2020 and December 31, 2020, respectively.
[5]	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥11,631 million and ¥12,480 million as of March 31, 2020 and December 31, 2020, respectively.